UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

A series of
The World Funds Trust

For the Six Months ended
March 31, 2014
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2014 and are subject to change at any time.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number
of		Net	Fair
Shares	Security Description	Assets	Value

	COMMON STOCKS	84.95%

	AEROSPACE	5.60%
8,850	The Boeing Company		$1,110,586

	BANKS	9.34%
61,800	Bank of America Corp.		1,062,960
16,600	Citigroup Inc.		790,160

			1,853,120

	BEVERAGES	1.57%
2,500	Diageo PLC Spons ADR		311,475

	COMPUTERS	20.30%
2,500	Apple Inc.		1,341,850
38,725	Hewlett-Packard Co.		1,253,141
27,000	Intel Corp.		696,870
18,000	Microsoft Corp.		737,820

			4,029,681

	DIVERSIFIED MANUFACTURING	9.23%
5,200	Cummins Inc.		774,748
25,800	General Electric Co.		667,962
4,750	Philip Morris International		388,882

			1,831,592

	MEDICAL	6.74%
6,100	Johnson & Johnson		599,203
13,000	Merck & Co. Inc.		738,010

			1,337,213

	OIL	9.13%
18,530	BP plc Spons ADR		891,293
4,800	Exxon Mobil Corp.		468,864
10,950	Transocean Ltd.		452,673

			1,812,830

	RETAIL	7.42%
89,500	J.C. Penney Co., Inc.*		771,490
11,600	Target Corp.		701,916

			1,473,406

	TELECOMMUNICATIONS	11.14%
25,000	AT&T Inc.		876,750
120,000	Nokia Corp. Spons ADR*		880,800
9,550	Verizon Communications Inc.		454,294

			2,211,844

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number
of		Net	Fair
Shares	Security Description	Assets	Value

	TRANSPORTATION	4.48%
56,950	Ford Motor Co.		$888,420

	TOTAL COMMON STOCKS	84.95%	16,860,167

	(Cost: $12,716,818)
	WARRANTS	6.54%
	FINANCIAL	6.54%
32,000	JP Morgan Chase & Co. Warrant 10/28/18		646,400
35,000	Wells Fargo & Co. Warrant 10/28/18		652,400

	TOTAL WARRANTS		1,298,800

	(Cost: $689,747)
	EXCHANGE-TRADED FUNDS	4.22%
	HOME CONSTRUCTION	4.22%
34,600	iSHARES Dow Jones US Home Construction Index Fund		838,012

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $474,321)
	CORPORATE BONDS
	RETAIL	0.49%
100,000	JC Penney Corp Inc, 6.875%; October 15, 2015		96,250

	TOTAL CORPORATE BONDS
	(Cost: $93,464)
	CASH & CASH EQUIVALENTS	3.66%
726,107	Fidelity Institutional Money Market Fund 0.12%**		726,107

	(Cost: $726,107)
	TOTAL INVESTMENTS:
	(Cost: $14,700,457)	99.86%	19,819,336
	Other assets, net of liabilities	0.14%	27,457.62

	NET ASSETS	100.00%	$19,846,794

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

**Effective 7 day yield as of March 31, 2014.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $14,700,457) (Note 1)	$19,819,336
Receivable for capital stock sold	388
Dividends and interest receivable	27,931
Prepaid expenses	24,219

TOTAL ASSETS	19,871,874

LIABILITIES
Payable for capital stock redeemed
Accrued investment management fees	1,980
Accrued 12b-1 fees	16,322
Accrued administration, accounting and transfer agent fees	2,965
Other accrued expenses	3,813

TOTAL LIABILITIES	25,080

NET ASSETS	$19,846,794

Net Assets Consist of:
Paid-in-capital applicable to 1,405,716 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$14,723,407
Accumulated net investment income (loss)	13,891
Accumulated net realized gain (loss) on investments	(9,383)
Net unrealized appreciation (depreciation) of investments	5,118,879

Net Assets	$19,846,794

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($12,855,757 / 904,240 shares outstanding)	$14.22

MAXIMUM OFFERING PRICE PER SHARE ($14.22 X 100 / 94.25)	$15.09

Class C
($6,991,037 /501,476 shares outstanding)	$13.94

REDEMPTION PRICE PER SHARE INCLUDING CDSC FEE OF 2% ($13.94 X .98)	$13.66

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Six Months ended March 31, 2014 (unaudited)

INVESTMENT INCOME
Dividends	$196,111
Interest	2,498

Total investment income	198,609

EXPENSES
Investment management fees (Note 2)	92,254
12b-1 fees (Note 2)
Class A	15,305
Class C	31,032
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees (Note 2)	12,466
Custody fees	1,576
Transfer agent fees (Note 2)	8,999
Professional fees	19,942
Filing and registration fees (Note 2)	7,067
Trustee fees	2,933
Compliance fees	5,827
Shareholder servicing and reports (Note 2)	7,143
Other	8,489

Total expenses	227,992
Fee waivers and reimbursed expenses (Note 2)	(43,274)

Net expenses	184,718

Net investment income (loss)	13,891

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(9,356)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,995,278

Net realized and unrealized gain (loss) on investments	1,985,922

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,999,813

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	March 31, 2014	Year ended
	(unaudited)	September 30, 2013

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$13,891	$40,844
Net realized gain (loss) on investments	(9,356)	375,128
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,995,278	2,607,979

Increase (decrease) in net assets from operations	1,999,813	3,023,951

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	-	(62,956)
Class C	-	(17,241)
Net realized gain
Class A	(246,518)	(82)
Class C	(124,434)	(30)

Decrease in net assets from distributions	(370,952)	(80,309)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	589,512	1,469,002
Class C	1,035,847	1,755,706
Distributions reinvested
Class A	214,669	56,930
Class C	104,992	15,342
Shares redeemed
Class A	(419,366)	(858,491)
Class C	-	(233,072)

Increase (decrease) in net assets from capital stock transactions	1,525,654	2,205,417

NET ASSETS

Increase (decrease) during period	3,154,515	5,149,059
Beginning of period	16,692,279	11,543,220

End of period (including undistributed net investment income (loss) of $13,891 and $ - , respectively)	$19,846,794	$16,692,279

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

							Period
	Six Months ended						December 29, 2010*
	March 31, 2014		Year ended September 30,				through

	(unaudited)		2013		2012		September 30, 2011

Net asset value, beginning of period	$12.95		$10.44		$8.54		$10.00

Investment activities
Net investment income (loss)(1)	0.03		0.06		0.07		-	(A)
Net realized and unrealized gain (loss) on investments	1.52		2.53		1.84		(1.46)

Total from investment activities	1.55		2.59		1.91		(1.46)

Distributions
Net investment income	-		(0.08)		(0.01)		-
Net realized gain	(0.28)		-	(A)	-	(A)	-

Total distributions	(0.28)		(0.08)		(0.01)		-

Net asset value, end of period	$14.22		$12.95		$10.44		$8.54

Total Return	11.99%	**	24.92%		22.38%		(14.60%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.22%	***	2.43%		2.87%		5.32%	***
Expenses, net of fee waivers and reimbursements	1.75%	***	1.75%		1.75%		1.75%	***
Net investment income (loss)	0.40%	***	0.50%		0.66%		(0.04%	)***
Portfolio turnover rate	1.61%	**	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$12,856		$11,358		$8,531		$4,825

(1) Per share amounts calculated using the average share method.

* Commencement of operations

** Not annualized

***Annualized

(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

							Period
	Six Months ended						April 14, 2011*
	March 31, 2014		Year ended				through

	(unaudited)		2013		2012		September 30, 2011

Net asset value, beginning of period	$12.75		$10.33		$8.51		$10.23

Investment activities
Net investment income (loss)(1)	(0.02)		(0.03)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	1.49		2.51		1.83		(1.69)

Total from investment activities	1.47		2.48		1.82		(1.72)

Distributions
Net investment income	-		(0.06)		-		-
Net realized gain	(0.28)		-	(A)	-	(A)	-

Total distributions	(0.28)		(0.06)		-		-

Net asset value, end of period	$13.94		$12.75		$10.33		$8.51

Total Return	11.55%	**	24.10%		21.41%		(16.81%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.97%	***	3.18%		3.62%		5.26%	***
Expenses, net of fee waivers and reimbursements	2.50%	***	2.50%		2.50%		2.50%	***
Net investment income (loss)	(0.35%	)***	(0.25%	)	(0.09%	)	(0.69%	)***
Portfolio turnover rate	1.61%	**	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$6,991		$5,334		$3,012		$1,166

(1) Per share amounts calculated using the average share method.

* Commencement of operations

** Not annualized

***Annualized

(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations December 29, 2010 as a series of WFT. The Fund currently offers Class A and Class C shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies. The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase. Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stock	$16,860,167	$-	$-	$16,860,167
Warrants	1,298,800	-	-	1,298,800
Exchange Traded
Funds	838,012	-	-	838,012
Corporate Bonds	96,250	-	-	96,250
Cash & Cash
Equivalents	726,107	-	-	726,107

	$19,819,336	$-	$-	$19,819,336

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the six months ended March 31, 2014.

There were no transfers between levels during the six months ended March 31, 2014. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

Management has analyzed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2014, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers two classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisers. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. For the six months ended March 31, 2014, USP earned $92,254 and waived $43,274 in advisory fees. As of March 31, 2014, the Advisor was due $1,980 from the Fund.

In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2015 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

Advisor incurred the expense. The total amount of recoverable reimbursements as of March 31, 2014 was $325,558 which expires as follows:

September 30, 2014	$83,738
September 30, 2015	102,522
September 30, 2016	96,024
September 30, 2017	43,274

$325,558

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively. For the six months ended March 31, 2014, there were $15,305 and $31,032 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended March 31, 2014, FDCC received no commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and within two years of purchase on Class C shares. During the six months ended March 31, 2014, there were no CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $14,959 for its services for the six months ended March 31, 2014.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $8,999 for its services for the six months ended March 31, 2014.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $12,466 for its accounting services for the six months ended March 31, 2014.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2014 aggregated $1,256,061 and $285,891, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2014 and the year ended September 30, 2013 was as follows:

	Six Months ended
	March 31, 2014	Year ended
	(unaudited)	September 30, 2013
Distributions paid from Ordinary income	$ 4,516	$80,309
Realized gains	370,952	-

	$375,468	$80,309

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Six months ended
March 31, 2014
(unaudited)
Accumulated net invest income (loss)	$ 13,891
Accumulated net realized gain (loss)	(9,383)
Unrealized appreciation (depreciation)	5,118,879

$5,123,387

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

Cost of securities for Federal Income tax purposes is $13,974,350 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,357,490
Gross unrealized depreciation	(238,611)

Net unrealized appreciation (depreciation)	$5,118,879

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	March 31, 2014		March 31, 2014
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value
Shares purchased	42,523	$589,512	75,680	$1,035,847
Shares reinvested	15,192	214,669	7,564	104,992
Shares redeemed	(30,254)	(419,366)	-	-

Net increase (decrease)	27,461	$384,815	83,244	$1,140,839

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2013		September 30, 2013
	Shares	Value	Shares	Value
Shares purchased	126,333	$1,469,002	146,691	$1,755,706
Shares reinvested	5,267	56,930	1,433	15,342
Shares redeemed	(72,347)	$(858,491)	(21,357)	$(233,072)

Net increase (decrease)	59,253	$667,441	126,767	$1,537,976

NOTE 6 – SPECIAL MEETING OF THE SHAREHOLDERS

On November 14, 2013, a special meeting of the shareholders of the Fund was held for the purpose of electing four Trustees to the World Funds Trust’s Board of Trustees. All of the nominees currently serve as Trustees of the Trust. All four Trustee nominations were approved by the shareholders of the Fund based on the following results:

Total Outstanding Shares:	1,300,286
Total Shares Voted:	727,155
Voted For:	727,155
Voted Against:	-
Abstained:	-

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Union Street Partners, LLC supervises the investments of the Union Street Partners Value Fund, (the “Fund”) a series of the World Funds Trust (the “Trust”), pursuant to the Investment Advisory Agreement (the “Agreement”) between the Adviser and the Trust with respect to the Fund. McGinn Investment Management, Inc. (the “Sub-Adviser”) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with the Adviser. At the quarterly meeting of the Board of Trustees of the Trust (the “Board” or Trustees”) that was held on January 20, 2014 (the “Meeting”), the Trustees, including a majority of the Trustees who are not parties to the Agreement or “interested parties” of any such party as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), voting separately, unanimously approved the renewal of the Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) for a one-year period from February 1, 2014 to January 31, 2015 upon the terms and for the compensation described therein.

Counsel reviewed with the Board the memorandum from Counsel dated January 6, 2014, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreements. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest. In assessing these factors and

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Fund; (v) compliance reports concerning the Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Adviser and Sub-Adviser are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

Fund among the service providers and the Independent Trustees; the Adviser’s efforts to promote the Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, including the education and experience of the Adviser’s and Sub-Adviser’s personnel. The Trustees considered the expense limitation agreement in place for the Fund and the Adviser’s renewal of that agreement through January 31, 2015. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.

In considering the investment performance of the Fund and the Sub-Adviser, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Fund. The Trustees noted that the Fund outperformed many of its peers for the recent short-term comparison, as well as for the most recent one year period. After reviewing and discussing the investment performance of the Fund further, the Adviser’s and Sub-Adviser’s experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Sub-Adviser was satisfactory.

Costs of the Services to be provided and profits to be realized by the Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Fund, the Adviser and the Sub-Adviser by the principals of the Adviser and the Sub-Adviser; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding its profits associated with managing the Fund. The Trustees noted that in 2013 the Adviser became profitable and expects to continue its profitability in the future as the Fund grows. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees considered the split of the management fees paid to the Adviser versus that paid to the Sub-Adviser. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

similarly to the Fund. The Trustees noted that the Fund’s management fee for the Fund was in the higher part of the range of management fees charged by comparable funds, but that the overall expense ratios (including after taking into the effect of the expense limitation arrangements) were comparable. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser by the Fund and the profits to be realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

Economies of Scale.

The Board next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. It was noted that the Adviser and Sub-Adviser did not identify any specific benefits other than receipt of advisory fees from their relationship with the Fund. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the renewal of the Agreement for a one-year period from February 1, 2014 to January 31, 2015, under the terms and for the compensation described therein.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2013, and held for the six months ended March 31, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Six months October 1, 2013 through March 31, 2014
Actual	$1,000	$1,119.90	$9.25
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.80

Class C Shares	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Six months October 1, 2013 through March 31, 2014
Actual	$1,000	$1,115.50	$13.19
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$12.54

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the six months, multiplied by 182 in the most recent fiscal half year for Class A and Class C, respectively, divided by 365 days in the current year.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                    CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                   CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 4, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 4, 2014

* Print the name and title of each signing officer under his or her signature.